INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025
Restructuring Cost and Reserve [Line Items]
INCOME TAXES

NOTE 8. INCOME TAX

The Company did not have any significant deferred tax assets or liabilities at September 30, 2025 and 2024.

The Company’s net deferred tax asset (liabilities) are as follows:

	September 30
	2025	2024
Deferred tax assets
Net operating loss carryforward	$—	$—
Startup Costs	153,540	111,674
Total deferred tax assets	153,540	111,674
Valuation allowance	(153,540)	(111,674)
Deferred tax assets, net of allowance	$—	$—

The income tax provision for the year ended September 30, 2025 and 2024 consists of the following:

	September 30,
	2025	2024
Federal
Current	$965,635	$635,512
Deferred	(41,866)	(109,903)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	41,866	109,903
Income tax provision	$965,635	$635,512

As of September 30, 2025 and 2024, the Company had a total of $0 and $0, respectively, of U.S. federal net operating loss carryovers available to offset future taxable income. The federal net operating loss can be carried forward indefinitely. As of September 30, 2025 and 2024, the Company did not have any state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended September 30, 2024, the change in the valuation allowance was $109,903. For the year ended September 30, 2025, the change in the valuation allowance was $41,866.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	September 30,
	2025	2024
Statutory federal income tax rate	21.00%	21.00%
Interest and penalties	0.08%	0.00%
True up - Startup Costs and Net Operating Loss per 2024 filed tax return	(2.55)%	0.00%
Change in valuation allowance	3.51%	4.39%
Income tax provision	22.04%	25.39%

The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to changes in fair value in warrants, transaction costs associated with warrants and the recording of full valuation allowances on deferred tax assets.

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.

GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
INCOME TAXES

17.	Income Taxes

The Company files income tax returns in Canada and the United States. The Company is in a net loss position for both accounting and tax purposes. No tax expense or benefit is booked as the realization of any tax loss carryforwards cannot be more likely than not to be realized, based on available evidence, including projected future taxable income. There were no uncertain tax positions as at the three months ended March 31, 2026 and the year ended December 31, 2025.

14.	Income Taxes

The Company files income tax returns in Canada and the United States. The Company is in a net loss position for both accounting and tax purposes. No tax expense or benefit is booked as the realization of any tax loss carryforwards cannot be more likely than not to be realized, based on available evidence, including projected future taxable income.

There were no uncertain tax positions as at December 31, 2025 and 2024.